Document and Entity Information	6 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	czwi
Entity Registrant Name	Citizens Community Bancorp Inc.
Entity Central Index Key	0001367859
Entity Filer Category	Smaller Reporting Company